BETTER 10K - FAIR VALUE MEASUREMENTS - Recurring and Non-Recurring (Details) - Level 3 - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount
FAIR VALUE MEASUREMENTS
Loan commitment asset	$ 16,119	$ 16,119	$ 121,723
Fair Value
FAIR VALUE MEASUREMENTS
Loan commitment asset	97,014	54,654	121,723
Pre-Closing Bridge Notes | Carrying Amount | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	750,000	750,000	477,333
Pre-Closing Bridge Notes | Fair Value | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	189,215	269,067	458,122
Line of Credit | Revolving Credit Facility | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt instrument	118,584	144,403	149,022
Line of Credit | Revolving Credit Facility | Fair Value
FAIR VALUE MEASUREMENTS
Debt instrument	$ 122,725	$ 145,323	$ 161,417